SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Assets and Contract Liabilities (Unbilled Receivables and Deferred Revenue) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Contract assets (unbilled receivables)	$ 633	$ 0
Contract liabilities (deferred revenue)	$ 30,206	$ 15,522